NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE MATURITIES NOTES PAYABLE

As of September 30, 2025, future expected maturities of the Company’s notes payable are as follows:

2025	$25,279,155
2026	10,246,821
2027	5,364,139
2028	5,746,548
2029	6,194,706
Thereafter	70,004,654
Total	$122,836,024
Less: Current maturities	(115,439,517)
Less: Closing costs	(2,143,389)
Total notes payable, net of current maturities, net of closing costs	$5,253,117

At December 31, 2024, future maturities of the Company’s notes payable are as follows:

For the year ending	December 31, 2024
2025	$20,276,249
2026	4,993,705
2027	5,364,139
2028	5,746,548
2029	6,194,706
Thereafter	70,004,653
Total	$112,580,000
Less: current maturities	(110,304,484)
Less: closing costs	(2,275,516)
Total notes payable, net of current maturities, net of closing costs	$-